COHEN & STEERS REAL ASSETS FUND, INC.

CLASS A (RAPAX), CLASS C (RAPCX), CLASS F (RAPFX), CLASS I (RAPIX),

CLASS R (RAPRX) AND CLASS Z (RAPZX) SHARES

Supplement dated September 18, 2023 to

Summary Prospectus and Prospectus dated May 1, 2023

Statement of Additional Information dated September 1, 2023

Effective January 1, 2024, Jason Yablon will be added as a portfolio manager of Cohen & Steers Real Assets Fund, Inc. (the “Fund”). Vincent L. Childers, Jon Cheigh, Benjamin Ross, Nicholas Koutsoftas, Benjamin Morton, Jeffrey Palma and Tyler S. Rosenlicht will continue to serve as portfolio managers of the Fund. As of July 31, 2023, Jason Yablon beneficially owned 26,125 shares of the Fund.

Accordingly, the section titled “Investment Management—Portfolio Managers” of the Fund’s Summary Prospectus and Prospectus is hereby replaced in its entirety with the following:

The Fund’s portfolio managers are:

Vincent L. Childers, asset allocation—Senior Vice President of the Advisor. Mr. Childers has been a portfolio manager of the Fund since 2013.

Jon Cheigh, global real estate asset class—Chief Investment Officer and Executive Vice President of the Advisor. Mr. Cheigh has been a portfolio manager of the Fund since 2012.

Benjamin Ross, commodities asset class—Senior Vice President of the Advisor. Mr. Ross has been a portfolio manager of the Fund since 2013.

Nicholas Koutsoftas, commodities asset class—Senior Vice President of the Advisor. Mr. Koutsoftas has been a portfolio manager of the Fund since 2013.

Benjamin Morton, infrastructure asset class—Executive Vice President of the Advisor. Mr. Morton has been a portfolio manager of the Fund since inception.

Jeffrey Palma, multi-asset solutions—Senior Vice President of the Advisor. Mr. Palma has been a portfolio manager of the Fund since 2022.

Tyler S. Rosenlicht, infrastructure and natural resource equities asset classes—Senior Vice President of the Advisor. Mr. Rosenlicht has been a portfolio manager of the Fund since 2022.

Jason Yablon, real estate asset class—Executive Vice President of the Advisor. Mr. Yablon has been a portfolio manager of the Fund since 2024.

In addition, the section titled “Management of the Fund—Portfolio Managers” of the Fund’s Prospectus is hereby replaced in its entirety with the following:

Vincent L. Childers leads a team of portfolio managers for each asset class and is responsible for the day-to-day management of the Fund. Mr. Childers determines the Fund’s asset allocation ranges by conducting quantitative and qualitative analysis and oversees the implementation of allocation decisions across the Fund. Each portfolio manager directs and supervises the execution of the allocation decision for his respective asset class, and leads and guides the other members of his investment team.

Vincent L. Childers—Mr. Childers joined the Advisor in 2013 and currently serves as Senior Vice President of the Advisor. Mr. Childers is a Chartered Financial Analyst charterholder. He is based in New York.

Jon Cheigh—Mr. Cheigh joined the Advisor in 2005 and currently serves as Chief Investment Officer and Executive Vice President of the Advisor. He is based in New York.

Benjamin Ross—Mr. Ross joined the Advisor in 2013 and currently serves as Senior Vice President of the Advisor. He is based in New York.

Nicholas Koutsoftas—Mr. Koutsoftas joined the Advisor in 2013 and currently serves as Senior Vice President of the Advisor. He is based in New York.

Benjamin Morton—Mr. Morton joined the Advisor in 2003 and currently serves as Executive Vice President of the Advisor. He is based in New York.

Jeffrey Palma—Mr. Palma joined the Advisor in 2021 and currently serves as Senior Vice President of the Advisor. He is based in New York.

Tyler S. Rosenlicht—Mr. Rosenlicht joined the Advisor in 2012 as a research associate on the infrastructure team and currently serves as Senior Vice President of the Advisor. He is based in New York.

Jason Yablon—Mr. Yablon joined the Advisor in 2004 and currently serves as Executive Vice President of the Advisor. He is based in New York.

The SAI contains additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

In addition, the “Accounts Managed” table of the section titled “Investment Advisory and Other Services—Portfolio Managers” of the Fund’s Statement of Additional Information is hereby revised with respect to the Fund as follows:

	Number of Other Accounts Managed and Assets ($mm) by Account Type
	Registered Investment Companies		Other Pooled Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Real Assets Fund*
Vincent L. Childers	1	$59	1	$291	3	$477
Jon Cheigh	5	$14,017	32	$4,455	22	$6,894
Benjamin Ross	0	$-0-	1	$291	2	$439
Nicholas Koutsoftas	0	$-0-	1	$291	2	$439
Benjamin Morton	4	$4,275	15	$1,542	22	$3,419
Jeffrey Palma	2	$361	2	$369	3	$477
Tyler S. Rosenlicht	3	$4,216	14	$1,420	19	$3,166
Jason Yablon	12	$26,172	16	$8,782	36	$5,706	(1)

*	Other accounts managed data as of July 31, 2023.
(1)	Two “Other Accounts”, with total assets of $250 million as of July 31, 2023, are subject to performance based fees.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

RAPSUMPRO – 09.2023